SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.12

Loan Level Exceptions

Run Date - xx/xx/xxxx

Redacted ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
437845631	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845641	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   XXXX was in the file

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   XXXX was in the file (Pg 197) does not support value within -XX% at XXXXX. Additional supporting valuation product will be required.

*** (CURED) Prepayment Rider Missing - EV R
															COMMENT: Missing the prepayment penalty rider to the mortgage (Pg XX8).
437845644	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Per guidelines for bank statements, missing CPA letter indicating borrowers ownership in XXXXX.

*** (CURED) Final XXX is Missing - EV R
COMMENT:   Missing Correct final XXX, Final XXX in file has inaccurate information, final XXX shows primary residence as XXXXX, but file has a lease for this property and primary on initial application is XXXXXXX XXXXX, also property XXXXX is entered twice with two different T&I.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: Missing proof of taxes and insurance for the following properties: XXXXX in order to accurately calculate rental income. used figures from final XXX. Also missing T&I for primary residence : XXXXXXX XXXXX.
437845645	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: The file does not include a copy of the hazard insurance rating agency certification. Guideline 1XXXXX.1 Hazard Insurance (pg. 75) requires, "The subject property must be protected (including when vacant) against loss or damage from fire and other perils with a Homeowners/Master Casualty Policy, through a company, which has an acceptable rating to XXXXX. XXXXXwill accept hazard insurance policies from a carrier rated: XXXXX - “B” or better financial strength rating in Best’s Insurance Reports, XXXXX, Inc. - “A” or better rating in XXXXX’s Hazard Insurance Financial Stability Ratings, XXXXX - “BBB” or better insurer financial strength rating in Standard and Poor’s Rating Direct Insurance Services." A copy of this required documentation must be obtained and uploaded to the file.
437845646	XXXXXXXXX	XXXXXXXXX	X	X	1	1	X	1	1	X	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV X
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXX/XX/XX/XXXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXXX. Per § XXX6.19(f)(X)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement dated is missing is signed however missing an date. To cure provided evidence document was signed within XXXXXx days of settlement 0XX/XX/XXXXX.

*** (CURED) Not all title holders executed ROR - EV R
COMMENT:   The Right to Cancel Notice was not issued to, signed, and/or dated by the all the borrowers. Only 1 borrower signed the ROR.  The ROR form Borrower XXXXXis missing from the file.

*** (CURED) TRID - SPL missing - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the XX% tolerance bucket. The defect can be cured by providing the SPL.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the Appraisal Fee on XX/XX/XXXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
437845649	XXXXXXXXX	XXXXXXXXX	X	X	X	X	X	1	1	X	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV X
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (no waiting period required): X CFR §XXX6.19(f)(X)(i). The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XX/XX/XXXXX was signed and dated XX/XX/XXXXX; consummation took place on XX/XX/XXXXX. The defect can be resolved by providing evidence that shows the disclosure was received prior to or at consummation.

*** (OPEN) Missing TRID RESPA Disclosures - EV X
COMMENT: The Title Closing Fee, Title Endorsements, Title Lender's Title Insurance was included in Section B of the PCCD issued on XX/XX/XXXXX . However, the fee should have been entered under Section C.	*** (CURED) Application Missing - EV R
COMMENT:   There is no final, signed XXX in file.

*** (CURED) Appraisal dated after closing - EV R
COMMENT:   The NOTE date in file is XX/XX/XXXXX p. 505 and the appraisal was completed XX/XX/XXXXX, p. X9.  There is no explanation in file.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the following fees on XX/XX/XXXXX was not accepted because a valid change of circumstance was not provided: Discount Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
437845650	XXXXXXXXX	XXXXXXXXX	X	1	X	1	X	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Final XXX missing from file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Disclosure  dated XX/XX/XXXX does not reflect the correct Estimated Escrow under the Projected Payments when compared to Closing disclosure dated XX/XX/XXXX.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the Appraisal Review Fee and Underwriting Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). "
437845651	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) Missing Doc - EV R
COMMENT:   The appraisal reflects the subject is tenant occupied.  The file is missing the lease agreements.

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
															COMMENT: The title commitment, items XXXXX (b) and (c) reflect X outstanding mortgages and a lien and the file includes no evidence these were canceled and/or paid, prior to or at closing.
437845654	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845656	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845657	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 1XXXXX.1: Hazard Insurance (pg. 75) indicates, "XXXXXwill accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXXXX; “A” or better rating in XXXXX’s Hazard Insurance Financial Stability Ratings - XXXXX, Inc.; “BBB” - XXXXX The file does not include a copy of the hazard insurance rating certification.
437845658	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
															COMMENT: A Personal Guaranty must be executed by all borrowers when the loan is closed in the name of an entity. Loan file is missing a Personal Guaranty for both borrowers.
437845660	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file does not include a copy of the final signed loan application.

*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 1XXXXX.1: Hazard Insurance (pg. 75) indicates, "XXXXXwill accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXXXX; “A” or better rating in XXXXX’s Hazard Insurance Financial Stability Ratings - XXXXX, Inc.; “BBB” - XXXXX The file does not include a copy of the hazard insurance rating certification.
437845662	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845663	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845671	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845675	XXXXXXXXX	XXXXXXXXX	X	2	X	1	X	1	1	2	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no clear evidence of an initial application date in the file. The earliest XXX in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within X business days from the application date: Initial LE, Service Provider List, Home Loan Toolkit, Homeownership Counseling Disclosure.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the Transfer taxes and Underwriting Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: Missing X months housing history.
437845676	XXXXXXXXX	XXXXXXXXX	X	1	1	1	X	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the Appraisal Field Review fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
437845684	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845687	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845690	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845691	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline X.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXXXX; “A” or better rating in XXXXX’s Hazard Insurance Financial Stability Ratings - XXXXX, Inc.; “BBB” - XXXXX The file does not include a copy of the hazard insurance rating certification.
437845695	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845696	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Page 160 - Gift $XXXXX,000 from grandparents donor account XXX XXX. Page 1X9 List of assets shows the gift was wired XX/XX/XXXX. There is no wire confirmation or any other document in the file to validate this transaction.

*** (CURED) Missing Doc - EV R
															COMMENT: CD - page XX1 shows the deposit is $XXX. The EMD that was paid and cleared is $XXX.
437845699	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845702	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845703	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845705	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845708	XXXXXXXXX			XXXXXXXXX	X	1	X	1	1	1	1	1			*** (CURED) VOM or VOR missing/required - EV R COMMENT: X months of rental payment history was not provided. The XXX states the borrower paid $XXX per month for over X years
437845710	XXXXXXXXX	XXXXXXXXX	X	1	X	X	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The subject loan is aXXX residence.  The file is missing the XXX, to properly document the market rent.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) Missing required 1-XXXXX family rider - EV R
															COMMENT: The file is missing the 1-XXXXX Family Rider
437845713	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845716	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845717	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845718	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The amendment to the purchase contract on page X56 and the CD show a seller credit in the amount of $XXX.  The appraisal shows there is no seller credit.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: HOI for the departing residence is not in file.
437845719	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The final settlement statement is not found in the file documents.
437845720	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845721	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845723	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The fully excecuted final XXX is not in file.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( X CFR §XXX6.X8(o)(X). The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee paid by Borrower: $XXX, Prepaid Interest paid by Borrower: $XXX, Title- Courier/Overnight Fee paid by Borrower: $XXX, Title- Messenger Fee paid by Borrower: $XXX, Title- Recording Service Fee paid by Borrower: $XXX, Title- Settlement Fee paid by Borrower: $XXX, Title- Sub-Escrow paid by Borrower: $XXX, Title- Wire Fee paid by Borrower: $X.00, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #X - EV R
															COMMENT: This loan failed the TILA rescission finance charge test.( X CFR §XXX6.XX(g)(1) , transferred from X CFR §XX6.XX(g)(1). The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than 1/X of 1 percent of the face amount of the note or $XXX, whichever is greater. The loan is understated understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee paid by Borrower: $XXX, Prepaid Interest paid by Borrower: $XXX, Title- Courier/Overnight Fee paid by Borrower: $XXX, Title- Messenger Fee paid by Borrower: $XXX, Title- Recording Service Fee paid by Borrower: $XXX, Title- Settlement Fee paid by Borrower: $XXX, Title- Sub-Escrow paid by Borrower: $XXX, Title- Wire Fee paid by Borrower: $X.00, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.
437845725	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845726	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845727	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final settlement statement is not found in the file documents.

*** (CURED) Required rider to note is missing - EV R
															COMMENT: The prepayment addendum to the note is not found in the file documents.
437845729	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The final settlement statement is not found in the file documents.
437845732	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The final signed and/or stamped settlement statement is not found in the file documents.
437845734	XXXXXXXXX			XXXXXXXXX	X	1	X	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title commitment on page 706 shows the loan amount is $XXX
437845735	XXXXXXXXX			XXXXXXXXX	X	1	X	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The hazard insurance rating agency certification is not found in the file
437845736	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   CD - Page XXXXX59 shows there is a $XXX gift.  Page XXXXX shows this amount was wired to title on XX/XX/XXXX.  The gift letter is not in file.

*** (CURED) Missing Documentation - EV R
															COMMENT: Purchase Agreement - Page X18 COE to be on or before XX/XX/XXXX. COE may be extended by XX days. The loan closed on XX/XX/XXXX
437845738	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
437845739	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845741	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845742	XXXXXXXXX			XXXXXXXXX	X	1	X	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The purchase agreement is not in the file.
437845743	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845744	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845745	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845746	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845747	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845748	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845749	XXXXXXXXX	XXXXXXXXX	X	1	X	1	X	1	1	1	*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing evidence of title in the file.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (X CFR §XXX6.19(e)(X)(i)) The increase to the following fee on XX/XX/XXXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: A fully completed and signed VOR from a professional property company or the most recent X months’ consecutive canceled checks (front and back) along with a copy of the lease from a private landlord are required.
437845750	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The final settlement statement is not found in the file documents.
437845751	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845752	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845754	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The fully executed final XXX is not in file.

*** (CURED) Missing Doc - EV R
															COMMENT: Page 68 - 1XXXXXXXXXX Is an email chain regarding the XXXaccounts. There was supposed to be X accounts paid off but only X are on the CD. The borrower wanted to transfer the balance from the Citi account to payoff the large XXXaccount. Title asked the lender to reach out to the borrower on XX/XX/XXXX. There is no response from the lender in file.
437845755	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845756	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845757	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845758	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845759	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance rating agency certification is not found in the file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The final settlement statement is not found in the file documents.
437845761	XXXXXXXXX	XXXXXXXXX	X	X	X	1	1	X	1	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV X
COMMENT:   The HUD located on page 188 reflects borrower received $XXX cash out at closing (used for reserves). Cash out refinance transaction requires 6 months reserves or $XXX (PITI payment $XXX) to be documented, for total verified reserves.  The file is short evidence of reserves in the amount of $XXXXXXX ($XXX-$XXX).

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV X
														COMMENT: The HUD located on page 188 reflects borrower received $XXX cash out at closing (used for reserves). Cash out refinance transaction requires 6 months reserves or $XXX (PITI payment $XXX) to be documented, for total verified reserves. The file is short evidence of reserves in the amount of $XXXXXXX ($XXX-$XXX).
437845762	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845763	XXXXXXXXX			XXXXXXXXX	X	1	X	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: The fully executed final XXX is not in file.
437845764	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the executed Occupancy Statement, the copy in file is cut off (page X65).

*** (CURED) Missing Doc - EV R
															COMMENT: The file is missing the DRIVE report (or similar public record search).
437845885	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845887	XXXXXXXXX	XXXXXXXXX	X	1	X	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Page XX Lender's Supplemental Report shows the proposed loan amount is $XXX

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: There is a lease and property tax bill for a property on XXXX that is being rented out by the borrower. The bill doesn't show the owner and it is not listed on the schedule of REO. The loan qualified with the DTI at XX% Based on the documentation in the file the DTI is XX %
437845888	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845889	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845890	XXXXXXXXX			XXXXXXXXX	X	1	1	X	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XX% tolerance
437845893	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845896	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845901	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845902	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845903	XXXXXXXXX			XXXXXXXXX	X	X	X	1	1	1	1	1				*** (WAIVED) Qualifying Credit Score does not meet eligibility requirement(s) - EV W COMMENT: Middle score is XXX, XX points under the required min score of XXX.
437845904	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845905	XXXXXXXXX	XXXXXXXXX	1	1	1	1	1	1	1	1	*** (CURED) QM Points and Fees - EV R
															COMMENT: This loan has points and fees that exceed the points and fees threshold. (X CFR XXX6.XXXXXX(e)(X)). The loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds 8 percent of the total loan amount of $XXX. The following fees were included in the calculation: Mortgage Broker Fee $XXX, Underwriting Fee$XXX. If the loan had discount points but the PAR rate was not provided, add the following sentence at the end of the above: If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation. "
437845906	XXXXXXXXX	XXXXXXXXX	X	X	X	1	1	X	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV X
COMMENT:   The maximum LTV for loans above $XXXwith a X score is XX.  The score is above XX (7X7) however the subject LTV is over the max at XX%.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV X
														COMMENT: The maximum LTV for loans above $XXXwith a X score is XX. The score is above XX (7X7) however the subject LTV is over the max at XX%.
437845908	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845910	XXXXXXXXX			XXXXXXXXX	X	1	1	X	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XX% tolerance
437845911	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845912	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845914	XXXXXXXXX	XXXXXXXXX	X	X	X	1	1	X	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV X
COMMENT:   Loan closed with an XX% LTV which exceeds the maximum allowed of XX with a credit score of XXX.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV X
COMMENT:   Loan closed with an XX% LTV which exceeds the maximum allowed of XX with a credit score of XXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV X
														COMMENT: Loan closed with an XX% LTV which exceeds the maximum allowed of XX with a credit score of XXX.
437845915	XXXXXXXXX			XXXXXXXXX	X	1	X	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: Loan application is missing
437845916	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845917	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845918	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845919	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1
437845920	XXXXXXXXX			XXXXXXXXX	1	1	1	1	1	1	1	1